GRANITESHARES ETF TRUST

GRANITESHARES FUND	NYSE ARCA, INC. TICKER SYMBOL
GRANITESHARES NASDAQ SELECT DISRUPTORS ETF	DRUP

SUPPLEMENT DATED August 08, 2023

TO THE PROSPECTUS DATED October 28, 2022, AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”) DATED OCTOBER 28, 2022

GraniteShares XOUT U.S. Large Cap ETF (the “Fund”) is a series of GraniteShares ETF Trust. Effective August 15, 2023, the Fund will seek to track a different index, which results in a change of the Fund name from GraniteShares XOUT U.S. Large Cap ETF to GraniteShares Nasdaq Select Disruptors ETF, as well as the ticker symbol from XOUT to DRUP. This Supplement revises the Fund’s prospectus (“Prospectus”) to reflect these changes.

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

●	Throughout the Prospectus, the text “GraniteShares XOUT U.S. Large Cap ETF” is replaced with the following text: GraniteShares Nasdaq Select Disruptors ETF

●	Throughout the Prospectus, references to the “XOUT” ticker symbol are replaced with the following text:

DRUP

●	Throughout the Prospectus, the text “XOUT Fund” is replaced with the following text:

DRUP fund

●	Throughout the Prospectus, the text “XOUT Index” is replaced with the following text:

DRUP Index

●	Under section Investment Objective, the text “XOUT U.S. Large Cap Index (the “Index”)” is replaced with the following text:

Nasdaq US Large Cap Select Disruptors Index

●	The text under the section The Index, is replaced with the following text:

The Index is designed by Nasdaq Inc. (the “Index Provider”) to track the performance of large-cap, U.S.-listed companies, with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index and the top 50 securities are selected for inclusion in the Index. The Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly.

●	The text under the paragraph “The DRUP Index” of the “Additional Information of the Fund’s investment objectives, Strategies and Risks” section, the text is replaced with the following text:

The Index is designed by Nasdaq Inc. (the “Index Provider”) to track the performance of large-cap, U.S.-listed companies, with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index and the top 50 securities are selected for inclusion in the Index. The Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly.

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

●	Throughout the SAI, the text “GraniteShares XOUT U.S. Large Cap ETF” is replaced with the following text: GraniteShares Nasdaq Select Disruptors ETF

●	Throughout the SAI, the text “XOUT Fund” is replaced with the following text: DRUP Fund

●	Throughout the SAI, the text “XOUT Index” is replaced with the following text: DRUP Index

●	Throughout the SAI, references to the “XOUT” ticker symbol are replaced with the following text:

DRUP

●	Under the section General Information About the Trust, the last sentence of the last paragraph, the text starting “The investment” and ending “(the XOUT Index”).” is replaced with the following text:

The investment objective of the DRUP Fund is to seek to track the performance, before fees and expenses, of the Nasdaq US Large Cap Select Disruptors Index (the “DRUP Index”).

●	Under the section Additional Information About the DRUP Index, the text is replaced with the following text:

Nasdaq announces Index-related information via the Nasdaq Global Index Watch (GIW) website at http://indexes.nasdaqomx.com.

Index values and weightings information are available through Nasdaq Global Index Watch (GIW) website at https://indexes.nasdaqomx.com/ as well as the Nasdaq Global Index FlexFile Delivery Service (GIFFD) and Global Index Dissemination Services (GIDS). Similar to the GIDS offerings, Genium Consolidated Feed (GCF) provides real-time Index values and weightings for the Nordic Indexes.

For further information, please refer to Nasdaq GIW website at https://indexes.nasdaqomx.com/.

●	Under the section DRUP Index Disclaimer, the text is replaced with the following text:

DRUP (the Product) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product. The Corporations make no representation or warranty, express or implied to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq US Large Cap Select Disruptors Index to track general stock market performance. The Corporations’ only relationship to GraniteShares Inc (“Licensee”) is in the licensing of the Nasdaq®, and certain trade names of the Corporations and the use of the Nasdaq US Large Cap Select Disruptors Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Nasdaq US Large Cap Select Disruptors Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of Nasdaq US Large Cap Select Disruptors Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the Nasdaq US Large Cap Select Disruptors Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq US Large Cap Select Disruptors Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

●	After the section “DRUP Index Disclaimer” a new section is added:

DRUP Index: Trademark Licenses/Disclaimers

Nasdaq® is a registered trademark of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by GraniteShares Inc. DRUP (“the Product”) has not been passed on by the Corporations as to their legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product.

●	Under the paragraph Creation Transaction Fee in the section Purchase and Issuance of Shares in Creation Units, the text “the standard fixed Creation Transaction Fee for the XOUT Fund will be $750.” is changed with the following text:

the standard fixed Creation Transaction Fee for the DRUP Fund will be $500.

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Investors Should Retain This Supplement for Future Reference